Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income
Beginning balance (in shares) at Dec. 31, 2017		4,219,606
Beginning balance at Dec. 31, 2017	$ (82,328)	$ 4	$ 21,244	$ (102,834)	$ (742)
Stock-based compensation	585		585
Other comprehensive income	2				2
Net loss	(25,798)			(25,798)
Ending Balance at Dec. 31, 2018	$ (107,539)	$ 0	21,833	(128,632)	(740)
Ending balance (in shares) at Dec. 31, 2018	4,219,606	4,219,606
Ending balance at Dec. 31, 2018	$ (107,539)	$ 4	21,829	(128,632)	(740)
Stock-based compensation	435		435
Other comprehensive income	7				7
Net loss	(17,717)			(17,717)
Ending Balance at Sep. 30, 2019	$ (124,814)	$ 0	22,268	(146,349)	(733)
Ending balance (in shares) at Sep. 30, 2019		4,219,606
Beginning balance (in shares) at Dec. 31, 2018	4,219,606	4,219,606
Beginning balance at Dec. 31, 2018	$ (107,539)	$ 4	21,829	(128,632)	(740)
Beginning Balance at Dec. 31, 2018	$ (107,539)	$ 0	21,833	(128,632)	(740)
Stock options exercised (in shares)	1,392	1,392
Stock options exercised	$ 5		5
Stock-based compensation	566		566
Other comprehensive income	(2)				(2)
Net loss	(15,283)			(15,283)
Ending Balance at Dec. 31, 2019	$ (122,253)	$ 0	22,404	(143,915)	(742)
Ending balance (in shares) at Dec. 31, 2019	4,220,998	4,220,998
Ending balance at Dec. 31, 2019	$ (122,253)	$ 4	22,400	(143,915)	(742)
Beginning balance (in shares) at Jun. 30, 2019		4,219,606
Beginning Balance at Jun. 30, 2019	(119,532)	$ 0	22,109	(140,903)	(738)
Stock-based compensation	159		159
Other comprehensive income	5				5
Net loss	(5,446)			(5,446)
Ending Balance at Sep. 30, 2019	$ (124,814)	$ 0	22,268	(146,349)	(733)
Ending balance (in shares) at Sep. 30, 2019		4,219,606
Beginning balance (in shares) at Dec. 31, 2019	4,220,998	4,220,998
Beginning Balance at Dec. 31, 2019	$ (122,253)	$ 0	22,404	(143,915)	(742)
Stock options exercised (in shares)	6,821	6,821
Stock options exercised	$ 27		27
Stock-based compensation	820		820
Conversion of shares in connection with the Reverse Merger (in shares)		23,933,949
Stock Issued During Period, Value, Conversion of Convertible Securities	85,658	$ 3	85,655
Shares redeemed (in shares)		(52,773)
Stock Repurchased During Period, Value	(211)		(211)
Shares issued in connection with the Reverse Merger (in shares)		1,650,000
Stock Issued During Period, Value, New Issues Related To Merger	(50)		(50)
Issuance of common stock, net (in shares)		5,380,000
Stock Issued During Period, Value, New Issues	19,741	$ 1	19,740
Other comprehensive income	(23)				(23)
Net loss	(13,197)			(13,197)
Ending Balance at Sep. 30, 2020	$ (29,488)	$ 4	128,385	(157,112)	(765)
Ending balance (in shares) at Sep. 30, 2020	35,266,496	35,266,496
Ending balance at Sep. 30, 2020	$ (29,488)
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	127,501
Beginning balance (in shares) at Feb. 11, 2020	50,325,662
Shares redeemed (in shares)	(52,773)
Shares issued in connection with the Reverse Merger (in shares)	1,650,000
Ending balance (in shares) at Feb. 12, 2020	4,171,571
Beginning balance (in shares) at Jun. 30, 2020		35,135,520
Beginning Balance at Jun. 30, 2020	$ (23,352)	$ 4	127,787	(150,372)	(771)
Stock options exercised (in shares)	3,475	3,475
Stock options exercised	$ 14		14
Stock-based compensation	584		584
Other comprehensive income	6				6
Net loss	(6,740)			(6,740)
Ending Balance at Sep. 30, 2020	$ (29,488)	$ 4	$ 128,385	$ (157,112)	$ (765)
Ending balance (in shares) at Sep. 30, 2020	35,266,496	35,266,496
Ending balance at Sep. 30, 2020	$ (29,488)
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	127,501